Expense Example, No Redemption	Aug. 29, 2025 USD ($)
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 199
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,057
Expense Example, No Redemption, 10 Years	2,089
Hotchkis & Wiley Value Opportunities Fund | Hotchkis & Wiley Value Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	$ 2,064